Consolidated Statements of Cash Flows (Parentheticals) $ in Millions	12 Months Ended
Dec. 31, 2024 CLP ($)
Statement [Line Items]
Balance at beginning of period	$ 9,919,500
Cash Flow	(919,860)
Acquisition	0
Foreign currency exchange	0
UF Inflation effect	763,731
Fair value changes	0
Balance at the end of the period	9,763,371
Subordinated bonds
Statement [Line Items]
Balance at beginning of period	1,813,939
Cash Flow	0
Acquisition	0
Foreign currency exchange	0
UF Inflation effect	96,758
Fair value changes	0
Balance at the end of the period	1,910,697
Mortgage bonds
Statement [Line Items]
Balance at beginning of period	74,431
Cash Flow	(8,647)
Acquisition	0
Foreign currency exchange	0
UF Inflation effect	(3)
Fair value changes	0
Balance at the end of the period	65,781
Letters of credit
Statement [Line Items]
Balance at beginning of period	1,229
Cash Flow	(1,009)
Acquisition	0
Foreign currency exchange	0
UF Inflation effect	0
Fair value changes	0
Balance at the end of the period	220
Dividend paid
Statement [Line Items]
Balance at beginning of period	0
Cash Flow	(347,483)
Acquisition	0
Foreign currency exchange	0
UF Inflation effect
Fair value changes	0
Balance at the end of the period	(347,483)
Lease obligations
Statement [Line Items]
Balance at beginning of period	104,516
Cash Flow	(32,981)
Acquisition	0
Foreign currency exchange	0
UF Inflation effect	(4,653)
Fair value changes	0
Balance at the end of the period	66,882
Senior bonds
Statement [Line Items]
Balance at beginning of period	7,925,385
Cash Flow	(529,740)
Acquisition	0
Foreign currency exchange	0
UF Inflation effect	671,629
Fair value changes	0
Balance at the end of the period	$ 8,067,274